Investment in equity securities / Equity Investments	12 Months Ended
Dec. 31, 2025
Equity Securities [Member]
Investments in Equity Securities [Abstract]
Investment in equity securities / Equity Investments
13.	Investment in equity securities/ Equity Investments

(a)    Investment in equity securities with readily determinable fair values

A summary of the movement in listed equity securities for the years ended December 31, 2024 and 2025 is presented in the table below:

Equity securities
Balance December 31, 2023	$77,089,100
Equity securities acquired	59,903,362
Proceeds from sale of equity securities	(52,940,067)
Net loss on sale of equity securities	(99,238)
Realized foreign exchange loss	(169,881)
Unrealized loss on equity securities revalued at fair value at end of the period	(14,639,422)
Unrealized foreign exchange loss	(24,844)
Balance December 31, 2024	$69,119,010
Equity securities acquired	15,694,496
Proceeds from sale of equity securities	(74,463,553)
Net loss on sale of equity securities	(7,827,960)
Unrealized foreign exchange gain	24,845
Unrealized gain on equity securities revalued at fair value at end of the period	25,212,937
Balance December 31, 2025	$27,759,775

On June 30, 2023, the Company filed a Schedule 13G, reporting that it held 1,391,500 shares of common stock of Eagle Bulk Shipping Inc. (“Eagle”), representing 14.99% of the issued and outstanding shares of common stock of Eagle as of June 23, 2023. On December 11, 2023, Star Bulk Carriers Corp. (“Star Bulk”) and Eagle announced that they had entered into a definitive agreement to combine in an all-stock merger. On April 5, 2024 the merger terms were approved by the shareholders of Eagle and on April 9, 2024 the merger was completed. Under the terms of the merger agreement, each Eagle shareholder received 2.6211 shares of Star Bulk common stock for each share of Eagle common stock owned.

In the years ended December 31, 2023, 2024 and 2025, the Company received dividends of $1,312,222, $6,692,418 and $1,808,473, respectively, from its investments in listed equity securities.

(b)   Equity investments without readily determinable fair values

A summary of the movement in equity investments without readily determinable fair values for the years ended December 31, 2024 and 2025 is presented in the table below:

Equity securities
Balance December 31, 2023	$-
Equity investments acquired (through MPC Capital acquisition)	5,228,041
Dispositions	(248,715)
Net exchange differences	(317,668)
Balance December 31, 2024	$4,661,658
Equity investments transferred	4,249,432
Equity investments purchased	755,128
Unrealized gain	315,447
Impairment loss	(828,558)
Unrealized foreign exchange gain	779,115
Balance December 31, 2025	$9,932,222

The investment in OSSV 1 Schifffahrtsgesellschaft mbH & Co. KG, Hamburg, which was classified as equity method investment as of December 31, 2024 (Note 11), was contributed to MPC OSE Offshore GmbH & Co. KG, Hamburg during the year ended December 31, 2025. The transfer amounted to $3,697,377. Refer to Note 11 for additional information.

In the years ended December 31, 2023, 2024, and 2025, the Company received dividends of $0, $0, and $1,606,818, respectively, from its equity investments without readily determinable fair values.